Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation (Benefit)/Provision for Income Taxes

A reconciliation of the (benefit)/provision for income taxes with the amount computed by applying the Australian statutory company tax rate of 30% to the profit/(loss) before income taxes is as follows:

	Years ended December 31,
	2014		2013		2012
	A$	%	A$	%	A$	%
Profit/(loss) before income taxes	(9,316,127)		(11,633,807)		(9,131,222)
Computed by applying income tax rate of home jurisdiction	(2,794,838)	30	(3,490,142)	30	(2,739,367)	30
Research & development incentive	2,502,701	(27)	3,613,149	(31)	(1,268,040)	14
Disallowed expenses/(income):
Share based payment	(188,360)	2	177,280	(2)	279,278	(3)
Other	3,136	0	6,697	0	8,425	0
Change in valuation allowance	477,361	(5)	(306,984)	3	3,719,704	(41)

Income tax expense/(benefit)	0	0	0	0	0	0

Components of Loss before Income Taxes

The components of our loss before income taxes as either domestic or foreign is as follows:

	As of December 31,
	2014 A$	2013 A$	2012 A$

Foreign	—	3	1,523
Domestic (Australia)	(9,316,127)	(11,633,810)	(9,132,745)

	(9,316,127	(11,633,807	(9,131,222

Significant Components of Deferred Tax Assets

Significant component of the Company’s deferred tax assets are shown below:

	As of December 31,
	2014 A$	2013 A$
Deferred tax assets:
Operating loss carry forwards	12,514,104	18,788,802
Unamortized capital raising cost	(1,366,548)	115,185
Depreciation and amortization	1,652,825	1,294,282
Asset retirement obligations	345,519	764,978
Employee entitlements	401,074	394,181
Other	3,489,477	2,055,885

Total deferred tax assets	17,036,451	23,413,313
Valuation allowance for deferred tax assets	(17,036,451)	(23,413,313)

Net deferred tax asset	0	0